SEGMENT INFORMATION, Operating Performance and Total Assets by Segment (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended														5 Months Ended	7 Months Ended	12 Months Ended
	Oct. 31, 2020	[1],[2]	Sep. 30, 2020	[2],[3]	Jun. 30, 2020	[2],[4]	Mar. 31, 2020		Dec. 31, 2019		Sep. 30, 2019	[2],[7]	Jun. 30, 2019	[2],[8]	Mar. 31, 2019		Mar. 31, 2020	Oct. 31, 2019	Dec. 31, 2020	[1],[2]	Mar. 31, 2019		Mar. 31, 2018
Segment Information [Abstract]
Total earnings from unconsolidated affiliates, net of losses - equity method investments																	$ 4,294	$ 6,589			$ 1,799		$ 16,181
Loss on disposal of assets																	(451)	(3,768)			(27,843)		(17,595)
Operating loss	$ 1,647		$ (62,096)		$ (21,742)		$ (3,207)	[2],[5]	$ (30,919)	[2],[6]	$ (129,448)		$ (3,555)		$ (53,403)	[2],[9]	(5,092)	(82,191)	$ (1,885)		(217,325)		(147,983)
Capital expenditures																	36,115	41,574			40,902		46,287
Depreciation and amortization																	28,238	70,864			124,899		124,042
Assets							1,945,261								2,652,599		1,945,261				2,652,599
Total investments in unconsolidated affiliates - equity method							77,058		$ 0						111,917		77,058				111,917
Impairment of investment in unconsolidated affiliates																	9,591	2,575			0		85,683
Payments for construction in process																	0	0					2,300
Construction in progress, gross							7,800								51,700		7,800				51,700
Write-down of property																	0	42,022			104,939	[10]	0
Lider
Segment Information [Abstract]
Total earnings from unconsolidated affiliates, net of losses - equity method investments																	453	(438)			(2,059)		7,179
Impairment of investment in unconsolidated affiliates																	9,600						85,700
Construction in Progress
Segment Information [Abstract]
Capital expenditures																							2,300
Write-down of property																		30,600
Original Equipment Manufacturer Cost Recoveries
Segment Information [Abstract]
Offset amount, expense																					7,900		16,600
Original Equipment Manufacturer Cost Recoveries | Rent Expense
Segment Information [Abstract]
Offset amount, expense																					7,900
Europe Caspian
Segment Information [Abstract]
Total earnings from unconsolidated affiliates, net of losses - equity method investments																	248	168			161		191
Total business unit operating income																	19,334	26,143			12,874		22,624
Capital expenditures																	30,888	34,670			11,957		24,797
Depreciation and amortization																	14,898	28,155			50,737		48,854
Assets							1,096,022								1,070,863		1,096,022				1,070,863
Total investments in unconsolidated affiliates - equity method							575								375		575				375
Europe Caspian | Original Equipment Manufacturer Cost Recoveries | Rent Expense
Segment Information [Abstract]
Offset amount, expense																					4,900
Africa
Segment Information [Abstract]
Total business unit operating income																	10,154	17,255			13,499		32,326
Capital expenditures																	508	609			777		3,769
Depreciation and amortization																	2,274	10,829			16,113		13,705
Assets							235,165								325,502		235,165				325,502
Americas
Segment Information [Abstract]
Total earnings from unconsolidated affiliates, net of losses - equity method investments																	4,046	6,100			2,041		16,263
Total business unit operating income																	9,762	13,391			3,530		(72,083)
Capital expenditures																	864	1,281			13,777		2,523
Depreciation and amortization																	4,168	16,654			28,300		27,468
Assets							319,015								661,266		319,015				661,266
Total investments in unconsolidated affiliates - equity method							76,483								108,831		76,483				108,831
Asia Pacific
Segment Information [Abstract]
Total business unit operating income																	(6,921)	(33,653)			(23,645)		(24,290)
Capital expenditures																	1,363	1,593			7,957		6,795
Depreciation and amortization																	3,836	7,463			16,735		19,695
Assets							166,229								255,136		166,229				255,136
Asia Pacific | Original Equipment Manufacturer Cost Recoveries | Rent Expense
Segment Information [Abstract]
Offset amount, expense																					3,000
Corporate and other
Segment Information [Abstract]
Total earnings from unconsolidated affiliates, net of losses - equity method investments																	0	321			(403)		(273)
Total business unit operating income																	(36,970)	(101,559)			(195,740)		(88,965)
Capital expenditures																	2,492	3,421			6,434		8,403
Depreciation and amortization																	3,062	$ 7,763			13,014		$ 14,320
Assets							128,830								339,832		128,830				339,832
Total investments in unconsolidated affiliates - equity method							$ 0								$ 2,711		$ 0				$ 2,711

[1]	Operating loss and net loss for the combined one month ended October 31, 2019 (Predecessor) and two months ended December 31, 2019 (Successor) included: (a) a negative impact of $448.1 million and $430.8 million, respectively, resulting from organizational restructuring costs relating to fresh-start accounting adjustments loss, professional fees related to emergence from Chapter 11, debt related expenses from write-offs of discounts and financing fees as well as fees incurred relating to the DIP Credit Agreement and the ABL Facility, write-off of corporate lease leasehold improvements offset by the gain on settlement of liabilities subject to compromise and the reversal of the Backstop Commitment Agreement, (b) a negative impact of $133.3 million and $133.3 million, respectively, from the fair value of preferred stock derivative liability, (c) a negative impact of $56.9 million and $56.9 million, respectively, resulting from conversion features in the DIP Facility triggered upon emergence from Chapter 11, (d) a negative impact of $15.0 million and $5.0 million, respectively, resulting from the DIP claims liability expense, (e) a negative impact of $10.0 million and $9.8 million, respectively, resulting from the non-cash amortization of PBH contract intangible assets, (f) a negative impact of $0.3 million and $0.3 million, respectively, resulting from transaction costs incurred as a result of the pending Merger with Era. Net loss for the combined one month ended October 31, 2019 (Predecessor) and two months ended December 31, 2019 (Successor) included: (a) a negative impact of $5.4 million due to tax valuation allowances on deferred tax assets.
[2]	The fiscal quarters ended June 30, 2019 (Predecessor), September 30, 2019 (Predecessor), combined one month ended October 31, 2019 (Predecessor) and two months ended December 31, 2019 (Successor) and March 31, 2020 (Successor) included $(3.8) million, $(0.2) million, $0.1 million and $(0.3) million, respectively, in gain (loss) on disposal of assets included in operating income (loss), which impacted net income (loss) by $(3.7) million, $(0.2) million, $1.3 million and $(1.5) million, respectively. The loss on disposal of assets included the fiscal quarters ended June 30, 2019 (Predecessor) and September 30, 2019 (Predecessor) increased diluted loss per share by $0.10 and $0.00, respectively. The fiscal quarters ended June 30, 2018 (Predecessor), September 30 2018 (Predecessor), December 31, 2018 (Predecessor) and March 31, 2019 (Predecessor) included $1.7 million, $1.3 million, $16.0 million and $8.9 million, respectively, in loss on disposal of assets included in operating loss, which also increased net loss by $1.3 million, $1.4 million, $12.5 million and $7.3 million, respectively, and diluted loss per share by $0.04, $0.04, $0.35 and $0.20, respectively.
[3]	Operating loss, net loss and diluted loss per share for the fiscal quarter ended September 30, 2019 (Predecessor) included: (a) a negative impact of $96.5 million, $83.8 million and $2.33, respectively, resulting from organizational restructuring costs related to professional fees related to the Chapter 11 Cases, H175 settlement charges from the rejection of the Company's aircraft purchase contract for the 22 H175 helicopters, Backstop Commitment Agreement estimated fees, lease termination costs resulting from the rejection of ten aircraft leases, debt related expenses related to its DIP Credit Agreement, separation programs across its global organization designed to increase efficiency and reduce costs, corporate lease termination cost offset by a termination credit from the rejection of four H225 aircraft and (b) a negative impact of $62.1 million, $53.3 million and $1.48, respectively, from the impairments of $42.0 million of the H225 aircrafts, $17.5 million of Airnorth goodwill and $2.6 million of its investment in Sky Future Partners, (c) offset by a positive impact of $0.4 million, $0.4 million and $0.01, respectively, resulting from the cash received from the sale of Aviashelf. Net loss and diluted loss per share for the fiscal quarter ended September 30, 2019 included: (a) a negative impact of $1.5 million and $0.04, respectively, from the write-off of a portion of the deferred financing fees and discount related to a portion of its 8.75% Senior Secured Notes and (b) a negative impact of $2.6 million and $0.07, respectively, due to tax valuation allowances on deferred tax assets.
[4]	Operating loss, net loss and diluted loss per share for the fiscal quarter ended June 30, 2019 (Predecessor) included: (a) a negative impact of $91.4 million, $78.7 million and $2.19, respectively, from organizational restructuring costs resulting professional fees related to the Chapter 11 Cases, lease termination costs resulting from the rejection of ten aircraft leases, debt related expenses from write-offs of discounts and financing fees and separation programs across the Company's global organization designed to increase efficiency and reduce costs, (b) a negative impact of $56.3 million, $56.3 million and $1.57, respectively, on loss on sale of subsidiaries resulting from the sale of Eastern Airways, BHLL and Aviashelf and (c) negative impact of $10.8 million, $10.8 million and $0.30, respectively, from cost associated with the lease return costs of H225 aircrafts. Net loss and diluted loss per share for the fiscal quarter ended June 30, 2019 included: (a) a negative impact of $2.1 million and $0.06, respectively, related to the DIP Credit Agreement and (b) a negative impact of $0.7 million and $0.02, respectively, due to tax valuation allowances on deferred tax assets.
[5]	Operating income and net income for the fiscal quarter ended March 31, 2020 (Successor) included: (a) a negative impact of $7.2 million and $5.7 million, respectively, resulting from professional fees related to post bankruptcy professional fees and organizational restructuring costs, (b) a negative impact of $6.0 million and $4.7 million, respectively, resulting from transaction costs incurred as a result of the pending Merger with Era, and (c) a negative impact of $5.5 million and $5.1 million, respectively, resulting from the non-cash amortization of PBH contract intangible assets. Net income for the fiscal quarter ended March 31, 2020 (Successor) included: (a) a positive impact of $317.5 million from the fair value of preferred stock derivative liability and (b) a negative impact of $0.1 million due to tax valuation allowances on deferred tax assets.
[6]	Operating loss, net loss and diluted loss per share for the fiscal quarter ended December 31, 2018 (Predecessor) included: (a) a negative impact of $2.4 million, $2.4 million and $0.07, respectively, from organizational restructuring costs resulting from separation programs across the Company's global organization designed to increase efficiency and reduce costs and (b) a negative impact of $7.2 million, $5.7 million and $0.16, respectively, due to transaction cost resulting from announced agreement to acquire Columbia. Net loss and diluted loss per share for the fiscal quarter ended December 31, 2018 included a negative impact of $45.2 million and $1.26, respectively, due to tax valuation allowances and the Act.
[7]	Operating loss, net loss and diluted loss per share for the fiscal quarter ended September 30, 2018 (Predecessor) included: (a) a negative impact of $2.7 million, $2.4 million and $0.07, respectively, from organizational restructuring costs resulting from separation programs across the Company's global organization designed to increase efficiency and reduce costs, (b) a negative impact of $1.2 million, $1.0 million and $0.03, respectively, due to transaction cost resulting from announced agreement to acquire Columbia and (c) a negative impact of $117.2 million, $101.1 million and $2.83, respectively, due to loss on impairment ($87.5 million on H225 aircraft, $8.9 million impairment of H225 inventory and $20.8 million of Eastern Airways asset). Net loss and diluted loss per share for the fiscal quarter ended September 30, 2018 included a negative impact of $10.3 million and $0.29, respectively, due to tax valuation allowances on deferred tax assets.
[8]	Operating loss, net loss and diluted loss per share for the fiscal quarter ended June 30, 2018 (Predecessor) included: (a) a negative impact of $1.7 million, $1.7 million and $0.05, respectively, from organizational restructuring costs resulting from separation programs across the Company's global organization designed to increase efficiency and reduce costs.
[9]	Operating loss, net loss and diluted loss per share for the fiscal quarter ended March 31, 2019 (Predecessor) included: (a) a negative impact of $5.0 million, $4.5 million and $0.13, respectively, from organizational restructuring costs resulting from separation programs across the Company's global organization designed to increase efficiency and reduce costs, (b) a negative impact of $24.4 million, $19.3 million and $0.54, respectively, due to transaction cost resulting from announced agreement to acquire Columbia and (c) a negative impact of $1.0 million, $0.8 million and $0.02, respectively, due to CEO succession cost. Net loss and diluted loss per share for the fiscal quarter ended March 31, 2019 included a negative impact of $7.2 million and $0.20, respectively, due to tax valuation allowances and the Act.
[10]	Includes impairment of $42.0 million for H225 aircraft for the seven months ended October 31, 2019 (Predecessor). Includes impairment of $87.5 million for H225 aircraft and $17.5 million for Eastern Airways aircraft and equipment for the nine months ended December 31, 2018 (Predecessor).